DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2014
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 16 – DERIVATIVE FINANCIAL INSTRUMENTS

We are required to record derivatives on our Consolidated Statements of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.

Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2014
		Average
	Notional	Maturity	Fair
	Amount	(years)	Value
	(Dollars in thousands)
No hedge designation
Rate-lock mortgage loan commitments	$16,759	0.1	$437
Mandatory commitments to sell mortgage loans	38,600	0.1	(184)
Pay-fixed interest rate swap agreements	3,300	9.4	(182)
Pay-variable interest rate swap agreements	3,300	9.4	182
Total	$61,959	1.1	$253

	2013
		Average
	Notional	Maturity	Fair
	Amount	(years)	Value
	(Dollars in thousands)
No hedge designation
Rate-lock mortgage loan commitments	$15,754	0.1	$366
Mandatory commitments to sell mortgage loans	35,412	0.1	128
Total	$51,166	0.1	$494

We have established management objectives and strategies that include interest-rate risk parameters for maximum fluctuations in net interest income and market value of portfolio equity. We monitor our interest rate risk position via simulation modeling reports. The goal of our asset/liability management efforts is to maintain profitable financial leverage within established risk parameters.

To meet our asset/liability management objectives, we may periodically enter into derivative financial instruments to mitigate exposure to fluctuations in cash flows resulting from changes in interest rates (“Cash Flow Hedges”).  Cash Flow Hedges during 2013 and 2012 included certain pay-fixed interest rate swaps which converted the variable-rate cash flows on debt obligations to fixed-rates.  During the second quarter of 2013 we terminated our last Cash Flow Hedge pay-fixed interest rate swap and paid a termination fee of $0.6 million. The remaining unrealized loss on the terminated pay-fixed interest rate swap which was equal to this termination fee is included in accumulated other comprehensive income and is being amortized into earnings over the remaining original life of the pay-fixed interest rate swap.

Through certain special purposes entities (see note #10) we issued trust preferred securities as part of our capital management strategy. Certain of these trust preferred securities are variable rate which exposes us to variability in cash flows. To mitigate our exposure to fluctuations in cash flows resulting from changes in interest rates, on approximately $20.0 million of variable rate trust preferred securities, we entered into a pay-fixed interest rate swap agreement in September, 2007. During the fourth quarter of 2009, we elected to defer payment of interest on these variable rate trust preferred securities. As a result, this pay-fixed interest rate swap was transferred to a no hedge designation and the $1.6 million unrealized loss, which was included as a component of accumulated other comprehensive loss at the time of the transfer, was reclassified into earnings through September 2012, which was the remaining life of this pay-fixed interest rate swap.

Certain derivative financial instruments have not been designated as hedges. The fair value of these derivative financial instruments has been recorded on our Consolidated Statements of Financial Condition and is adjusted on an ongoing basis to reflect their then current fair value. The changes in fair value of derivative financial instruments not designated as hedges are recognized in earnings.

In the ordinary course of business, we enter into rate-lock mortgage loan commitments with customers (“Rate-Lock Commitments”).  These commitments expose us to interest rate risk.  We also enter into mandatory commitments to sell mortgage loans (“Mandatory Commitments”) to reduce the impact of price fluctuations of mortgage loans held for sale and Rate-Lock Commitments.  Mandatory Commitments help protect our loan sale profit margin from fluctuations in interest rates. The changes in the fair value of Rate Lock Commitments and Mandatory Commitments are recognized currently as part of net gains on mortgage loans.  We obtain market prices on Mandatory Commitments and Rate-Lock Commitments.  Net gains on mortgage loans, as well as net income, may be more volatile as a result of these derivative instruments, which are not designated as hedges.

During 2014, we began a program that allows commercial loan customers to lock in a fixed rate for a longer period of time than we would normally offer for interest rate risk reasons.  We will enter into a variable rate commercial loan and an interest rate swap agreement with a customer and then enter into an offsetting interest rate swap agreement with an unrelated party.  The interest rate swap agreement fair values will generally move in opposite directions resulting in little or no net impact on our Consolidated Statements of Operations.  All of the interest rate swap agreements in the table above relate to this program.

During the second quarter of 2014, we completed a securities trade in which we shorted a $13 million UST security.  This UST short was terminated during the fourth quarter of 2014 and the change in the fair value of the short position from the inception date to the termination date has been recorded in gain on securities in our Consolidated Statements of Operations.

During 2010, we entered into an amended and restated warrant with the UST that would allow them to purchase our common stock at a fixed price (see Note #12). Because of certain anti-dilution features included in the Amended Warrant, it was not considered to have been indexed to our common stock and was therefore accounted for as a derivative instrument and recorded as a liability. Any change in value of the Amended Warrant while it was accounted for as a derivative was recorded in other income in our Consolidated Statements of Operations.  However, the anti-dilution features in the Amended Warrant which caused it to be accounted for as a derivative and included in accrued expenses and other liabilities expired on April 16, 2013.  As a result, the Amended Warrant was reclassified into shareholders’ equity on that date at its then fair value which totaled $1.5 million.  During the third quarter of 2013, we repurchased the Amended Warrant from the UST (see Note #12).

The following tables illustrate the impact that the derivative financial instruments discussed above have on individual line items in the Consolidated Statements of Financial Condition for the periods presented:

Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2014		2013		2014		2013
	Balance		Balance		Balance		Balance
	Sheet	Fair	Sheet	Fair	Sheet	Fair	Sheet	Fair
	Location	Value	Location	Value	Location	Value	Location	Value
	(In thousands)
Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	$437	Other assets	$366	Other liabilities	$-	Other liabilities	$-
Mandatory commitments to sell mortgage loans	Other assets	-	Other assets	128	Other liabilities	184	Other liabilities	-
Pay-fixed interest rate swap agreements	Other assets	-	Other assets	-	Other liabilities	182	Other liabilities	-
Pay-variable interest rate swap agreements	Other assets	182	Other assets	-	Other liabilities	-	Other liabilities	-
Total derivatives		$619		$494		$366		$-

The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

Year Ended December 31,
				Location of
				Gain (Loss)
				Reclassified
				from
	Gain (Loss)			Accumulated	Gain (Loss)
	Recognized in			Other	Reclassified from
	Other			Comprehensive	Accumulated Other
	Comprehensive			Income (Loss)	Comprehensive			Location of	Gain (Loss)
	Income (Loss)			into Income	Loss into Income			Gain (Loss)	Recognized
	(Effective Portion)			(Effective	(Effective Portion)			Recognized	in Income(1)
	2014	2013	2012	Portion)	2014	2013	2012	in Income(1)	2014	2013	2012
	(In thousands)
Cash Flow Hedges
Pay-fixed interest rate swap agreements	$-	$(37)	$(127)	Interest expense	$(380)	$(397)	$(927)	Interest expense	$-	$-	$-
Total	$-	$(37)	$(127)		$(380)	$(397)	$(927)		$-	$-	$-

No hedge designation
Rate-lock mortgage loan commitments								Mortgage loan gains	$71	$(1,002)	$511
Mandatory commitments to sell mortgage loans								Mortgage loan gains	(312)	250	484
Pay-fixed interest rate swap agreements								Interest income	(182)	-	-
Pay-variable interest rate swap agreements								Interest income	182	-	-
UST short position								Gain on securities	295	-	-
Amended Warrant								Decrease in fair value of U.S. Treasury warrant	-	(1,025)	(285)
Total									$54	$(1,777)	$710

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(1)    For cash flow hedges, this location and amount refers to the ineffective portion.